Leases	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Leases
42.	LEASES

(1)	Lessor

1)	Finance lease

①	The total investment in finance lease and the present value of the minimum lease payments to be recovered as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020
	Total investment in lease	Net investment in lease
Within one year	24,649	23,957
After one year but within two years	48,781	45,575
After two years but within three years	132,894	120,414
After three years but within four years	171,137	151,756
After four years but within five years	277,282	244,481
After five years	16	12

Total	654,759	586,195

	December 31, 2021
	Total investment in lease	Net investment in lease
Within one year	70,740	69,030
After one year but within two years	133,398	124,904
After two years but within three years	239,895	218,911
After three years but within four years	367,991	331,685
After four years but within five years	486,490	429,034
After five years	2	1

Total	1,298,516	1,173,565

②	The unrealized interest income of the finance lease as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Total investment in lease	654,759	1,298,516
Net investment in lease	586,195	1,173,565
Present value of minimum lease payments	586,133	1,173,565
Present value of unguaranteed residual value	62	—

Unearned interest income	68,564	124,951

2)	Operating lease

①	The details of operating lease assets as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Prepaid lease assets	199	4,579
Operating lease assets
Acquisition cost	1,506,957	2,299,968
Accumulated depreciation	(390,981)	(521,660)
Net carrying value	1,115,976	1,778,308

Total	1,116,175	1,782,887

②	The details of changes in operating lease assets as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Beginning balance	—	1,116,175
Acquisition	118,256	984,093
Disposal	(21,963)	(93,138)
Depreciation	(52,504)	(250,971)
Business combination	1,071,111	—
Others	1,275	22,149

Ending balance	1,116,175	1,778,308

③	The future lease payments to be received under the lease contracts as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Within one year	240,005	377,153
After one year but within two years	223,074	347,539
After two years but within three years	156,859	262,176
After three years but within four years	80,174	170,391
After four years but within five years	24,992	79,555

Total	725,104	1,236,814

④	There is no adjusted lease payments recognized as profit or loss for the years ended December 31, 2020 and 2021.

(2)	Lessee

1)	The future lease payments under the lease contracts as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Lease payments
Within one year	173,885	151,259
After one year but within five years	200,844	155,707
After five years	34,787	38,275

Total	409,516	345,241

2)	Total cash outflows from lease as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021
Total cash outflows from lease	207,305	180,884

3)
Details of lease payments that are not included in the measurement of lease liabilities due to the fact that they are short-term leases or leases for which the underlying asset is low value as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021
Lease payments for short-term leases	1,760	1,598
Lease payments for which the underlying asset is of low value	751	1,488

Total	2,511	3,086

(3)
The Group uses a practical expedient that does not assess whether it is a lease change to the rent discount incurred directly as a result of
COVID-19.
Accordingly, the amount recognized in profit or loss during the reporting period is 35,717 million Won, to reflect changes in lease payments arising from the rent concession.